Supplemental Disclosures of Cash Flow Information (Sun & Sun Industries Inc [Member])	9 Months Ended
Sep. 30, 2014
Sun & Sun Industries Inc [Member]
Supplemental Disclosures of Cash Flow Information

15. SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION

	Period ended September 30, 2014	Period ended September 30, 2013	Year ended December 31, 2013	Year ended December 31, 2012
	$	$	$	$

Cash paid for interest	62,710	59,344	86,051	105,462
Cash paid for income taxes	—	—	—	—
	62,710	59,344	86,051	105,462

During the year ended December 31, 2013, loan amounting to $250,000 from a stockholder was transferred to additional paid-in capital (Note 9).